Payroll, staff and employee benefits obligations - Type of assets (Details) - Pension benefits	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Asset allocation
Equity securities	24.00%	26.00%	27.00%
Debt securities	47.00%	43.00%	42.00%
Monetary	1.00%	3.00%	2.00%
Annuity contracts	20.00%	20.00%	21.00%
Real estate	8.00%	8.00%	8.00%